Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

Note 22 – Subsequent events

On January 24, 2024, the Company entered into a letter of intent with LIANTENG LIMITED to acquire all of the issued share capital of Riches Holdings Limited (“Riches”), a company incorporated in the Cayman Islands, which holds several subsidiaries in Hong Kong and China.